Share-Based Compensation - Summary of Number and Weighted Average Exercise Prices of Share Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares ₽ / shares	Dec. 31, 2021 shares ₽ / shares	Dec. 31, 2020 shares ₽ / shares
Options [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | shares	0	0	1,558,275
Quantity, Exercised | shares		(1,558,275)
Weighted average exercise price per share | ₽ / shares	₽ 0	₽ 0	₽ 240
Weighted average exercise price per share, Exercised | ₽ / shares		₽ 240
Share appreciation rights [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | shares	224,464	273,939	523,814
Quantity, Exercised | shares	(49,475)	(249,875)
Quantity,Exercisable | shares	224,464
Weighted average exercise price per share | ₽ / shares	₽ 256	₽ 256	₽ 257
Weighted average exercise price per share, Exercised | ₽ / shares	260	₽ 255
Weighted average exercise price per share, Exercisable | ₽ / shares	₽ 256
Restricted share units [Member]
Disclosure of Number and and Weighted average share price [Line Items]
Quantity | shares	20,149,083	13,383,407	10,410,587
Quantity,Granted | shares	9,321,006	6,158,277
Quantity, Exercised | shares	(461,037)	(2,825,866)
Quantity, Forfeited | shares	(2,094,293)	(358,222)
Quantity, Cancelled | shares		(1,369)
Quantity,Exercisable | shares	7,025,814
Weighted average grant date fair value per share | ₽ / shares	₽ 1,798	₽ 2,366	₽ 1,047
Weighted average grant date fair value per share,Granted | ₽ / shares	2,070	3,687
Weighted average grant date fair value per share, Exercised | ₽ / shares	1,340	308
Weighted average grant date fair value per share, Forfeited | ₽ / shares	1,978	2,022
Weighted average grant date fair value per share, Cancelled | ₽ / shares		₽ 3,986
Weighted average grant date fair value per share, Exercisable | ₽ / shares	₽ 1,430